Fair Value Measurements (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Gain (Loss) Recognized			$ (91)	$ (7,830)	$ (18,979)
Unrealized gain (loss)	$ (774)	$ (3,340)	(11,476)	2,170	19,987
Unrealized gain (loss) on investments	0	125	203	2,326	(2,490)
Realized gain (loss) on investments	0	(200)	(294)	(10,113)	(5,110)
Gain (loss) included in income	(774)	(3,415)	(11,567)	(5,660)	1,008
Contingent consideration
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Balance at December 31, 2017	(2,262)	0	0
Acquisitions	0		(1,196)
Gains (losses) included in earnings	(213)		(1,066)
Dispositions and settlements	0		0
Transfers into/out of Level 3	0		0
Balance at March 31, 2018	(2,475)		(2,262)	0
Unrealized gain (loss)	(213)	0	(1,066)	0	0
Deferred compensation plan
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Unrealized gain (loss)	(561)	(3,340)	(10,410)	2,127	8,608
Options on futures contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Abstract]
Gain (Loss) Recognized	0	$ (75)	(91)	(228)	$ (275)
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	(2,475)		(2,262)
Deferred compensation plan	(19,740)		(19,259)	(9,078)
Total	(22,215)		(21,521)	(9,078)
Fair Value, Measurements, Recurring [Member] | Quoted Market Prices (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	0		0
Deferred compensation plan	(19,740)		(19,259)	(9,078)
Total	(19,740)		(19,259)	(9,078)
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	0		0
Deferred compensation plan	0		0	0
Total	0		0	0
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	(2,475)		(2,262)
Deferred compensation plan	0		0	0
Total	$ (2,475)		$ (2,262)	$ 0